Loans Payable	12 Months Ended
Apr. 30, 2021
Borrowings [Abstract]
LOANS PAYABLE
12.	LOANS PAYABLE

On April 5, 2018, the Company assumed loans payable of €60,750 (CAD$94,995) as a result of the acquisition of IPA Europe. On July 7, 2015, IPA Europe entered into a loan agreement in the principal amount of €165,000, maturing on July 31, 2020.  The loan was secured by certain equipment, bore an interest rate of 4% per annum and was repayable in monthly installments of €2,250.  The interest was owed per month in arrears. The principal outstanding at April 30, 2021 is €nil (CAD$nil) (April 30, 2020 – €4,500 (CAD$6,797)).

On April 5, 2018, the Company assumed loans payable of €56,450 (CAD$88,271) as a result of the acquisition of IPA Europe. On February 1, 2016, IPA Europe entered into a loan agreement in the principal amount of €100,000, maturing on February 28, 2021.  The loan is secured by certain equipment, bears an interest rate of 3% per annum and is repayable in monthly installments of €1,675.  The interest is owed per month in arrears. The principal outstanding at April 30, 2021 is €nil (CAD$nil) (April 30, 2020 – €14,575 (CAD$22,014)).

On April 15, 2020, the Company was approved for a US$209,000 loan under the Paycheck Protection Program ("PPP") administered by the U.S. Small Business Administration. The loan accrues interest at 1% per annum and is repayable in monthly installments of US$11,761 starting in November 2020 until April 2022.  The PPP is a US$349 billion loan program that originated from the U.S. Coronavirus Aid, Relief and Economic Security (CARES) Act. The PPP loan has a term of two years, is unsecured, and is guaranteed by the U.S. Small Business Administration. The loan will be forgiven if the proceeds are used by the Company to cover payroll costs (including benefits), with up to 25% allowed for rent and utilities, during the eight-week period following the loan origination date. The Company met the requirements for full loan forgiveness.

(in thousands)	$
Balance, April 30, 2019	112
Loan proceeds	283
Loan repayments and foreign exchange	(83)
Balance, April 30, 2020	312
Loan repayments and foreign exchange	(32)
Loan forgiven	(280)
Balance, April 30, 2021	—